UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22245
                                                     ---------

                      First Trust Exchange-Traded Fund III
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                               ----------

                    Date of reporting period: April 30, 2014
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund III

First Trust Preferred Securities and Income ETF (FPE)

     Semi-Annual Report
          For the
      Six Months Ended
       April 30, 2014

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014

Shareholder Letter..........................................................   1
Fund Performance Overview...................................................   2
Portfolio Management........................................................   5
Understanding Your Fund Expenses............................................   6
Portfolio of Investments....................................................   7
Statement of Assets and Liabilities.........................................  11
Statement of Operations.....................................................  12
Statements of Changes in Net Assets.........................................  13
Financial Highlights........................................................  14
Notes to Financial Statements...............................................  15
Additional Information......................................................  20

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Preferred Securities and Income ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST PREFERRED SECURITIES AND INCOME ETF SEMI-ANNUAL
                        LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2014

Dear Shareholders:


I am pleased to present you with the semi-annual report for your investment in First Trust Preferred Securities and Income ETF (the "Fund").

As a shareholder, twice a year you receive a detailed report about your investment. Additionally, First Trust Advisors L.P. ("First Trust") compiles the Fund's financial statements for you to review. These reports are intended to keep you up-to-date on your investment, and I encourage you to read this document and discuss it with your financial advisor.

Despite some volatility, the six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 8.36% during the period. Of course, past performance can never be an indicator of future performance, but First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE) First Trust Preferred Securities and Income ETF's (the "Fund") investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities ("Preferred Securities") and income-producing debt securities ("Income Securities"). The Fund invests in securities that are traded over-the-counter or listed on an exchange. For purposes of the 80% test set forth above, securities of open-end funds, closed-end funds or other exchange-traded funds ("ETFs") registered under the Investment Company Act of 1940, as amended, that invest primarily in Preferred Securities or Income Securities are deemed to be Preferred Securities or Income Securities.

Preferred Securities held by the Fund generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company's assets, but are generally junior to all forms of the company's debt, including both senior and subordinated debt. Certain of the Preferred Securities may be issued by trusts or other special purpose entities created by companies specifically for the purpose of issuing such securities. Income Securities that may be held by the Fund include corporate bonds, high yield securities, commonly referred to as "junk" bonds, and convertible securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small, mid and large capitalizations. Corporate debt may carry fixed or floating rates of interest.


------------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       AVERAGE ANNUAL           CUMULATIVE
                                                             6 MONTHS     1 YEAR        TOTAL RETURNS          TOTAL RETURNS
                                                              ENDED       ENDED      Inception (2/11/13)    Inception (2/11/13)
                                                             4/30/14     4/30/14         to 4/30/14             to 4/30/14
FUND PERFORMANCE
NAV                                                           6.98%       -2.39%            0.69%                  0.83%
Market Price                                                  6.85%       -2.33%            0.77%                  0.94%

INDEX PERFORMANCE
BofA Merrill Lynch Fixed Rate Preferred Securities Index      8.07%       1.60%             3.43%                  4.17%
BofA Merrill Lynch U.S. Capital Securities Index              5.77%       6.28%             8.10%                  9.91%
Blended Index(1)                                              6.93%       3.95%             5.76%                  7.04%
------------------------------------------------------------------------------------------------------------------------------------


Total returns for the periods since inception are calculated from the inception date of the Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

(1) The Blended Index consists of a 50/50 blend of the BofA Merrill Lynch Fixed Rate Preferred Securities Index and the BofA Merrill Lynch U.S. Capital Securities Index. The Blended Index was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund's portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE) (CONTINUED)

-----------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF APRIL 30, 2014
-----------------------------------------------------
                                          % OF TOTAL
SECTOR                                    INVESTMENTS
Financials                                   88.9%
Utilities                                     6.7
Consumer Staples                              2.4
Telecommunication Services                    2.0
                                           -------
     Total                                  100.0%
                                           =======

-----------------------------------------------------
CREDIT QUALITY AS OF APRIL 30, 2014
-----------------------------------------------------
                                          % OF TOTAL
CREDIT RATING(2)                          INVESTMENTS
AA-                                           1.0%
A                                             4.6
A-                                            6.2
BBB+                                         12.9
BBB                                          15.7
BBB-                                         20.7
BB+                                          21.3
BB                                            8.9
BB-                                           1.6
NR                                            7.1
                                            ------
     Total                                  100.0%
                                            ======

----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF APRIL 30, 2014
----------------------------------------------------------
                                               % OF TOTAL
SECURITY                                       INVESTMENTS
Cloverie PLC for Zurich Insurance Co., Ltd.        3.0%
Goldman Sachs Group, Inc., Series K                2.6
Lloyds Bank PLC                                    2.5
Genworth Holdings, Inc.                            2.5
CHS, Inc., Series 2                                2.4
Santander Finance Preferred SAU, Series 10         2.2
Aspen Insurance Holdings Ltd.                      2.2
Aviva PLC                                          2.1
Natixis                                            2.1
Endurance Specialty Holdings Ltd., Series A        2.1
                                                 ------
      Total                                       23.7%
                                                 ======

(2) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 11, 2013 - APRIL 30, 2014


            First Trust Preferred        BofA Merrill Lynch Fixed        BofA Merrill Lynch U.S.        Blended
          Securities and Income ETF   Rate Preferred Securities Index    Capital Securities Index        Index
2/11/13             10,000                         10,000                         10,000                 10,000
4/30/13             10,330                         10,253                         10,342                 10,297
10/31/13             9,426                          9,640                         10,392                 10,010
4/30/14             10,084                         10,418                         10,992                 10,704


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 12, 2013 (commencement of trading) through April 30, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD            0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
2/12/13 - 10/31/13            96              7              0            0
11/1/13 - 4/30/14             31              2              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD            0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
2/12/13 - 10/31/13            73              7              0            0
11/1/13 - 4/30/14             81              9              0            0


(1) The Blended Index consists of a 50/50 blend of the BofA Merrill Lynch Fixed Rate Preferred Securities Index and the BofA Merrill Lynch U.S. Capital Securities Index. The Blended Index was added to reflect the diverse allocation of institutional preferred and hybrid securities in the Fund's portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2014


                                  SUB-ADVISOR

STONEBRIDGE ADVISORS LLC
Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the sub-advisor to First Trust Preferred Securities and Income ETF (the "Fund") and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

                           PORTFOLIO MANAGEMENT TEAM

Scott T. Fleming, President and CIO of Stonebridge Advisors LLC
Allen Shepard, PhD, Vice President, Senior Risk Analyst and Portfolio Analytics Robert Wolf, Vice President, Portfolio Manager and Senior Credit Analyst Danielle Salters, CFA, Credit Analyst

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2014 (UNAUDITED)

As a shareholder of First Trust Preferred Securities and Income ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED
                                                                                          EXPENSE RATIO           EXPENSES PAID
                                                    BEGINNING             ENDING           BASED ON THE            DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE         SIX-MONTH               SIX-MONTH
                                                 NOVEMBER 1, 2013     APRIL 30, 2014          PERIOD               PERIOD (a)
-----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
Actual                                              $1,000.00           $1,069.80             0.85%                   $4.36
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58             0.85%                   $4.26


(a) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1, 2013 through April 30, 2014), multiplied by 181/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

PORTFOLIO OF INVESTMENTS
APRIL 30, 2014 (UNAUDITED)

                                                                                   STATED        STATED
  SHARES                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
$20 PAR PREFERRED SECURITIES - 0.4%

             REAL ESTATE INVESTMENT TRUSTS - 0.4%
     11,355  CommonWealth REIT................................................      7.50%       11/15/19   $    235,843
                                                                                                           ------------
             TOTAL $20 PAR PREFERRED SECURITIES..........................................................       235,843
             (Cost $237,451)                                                                               ------------

$25 PAR PREFERRED SECURITIES - 50.5%

             BANKS - 15.7%
      3,000  Barclays Bank PLC, Series 2......................................      6.63%         (a)            76,230
     10,476  Barclays Bank PLC, Series 3......................................      7.10%         (a)           268,919
      5,499  Barclays Bank PLC, Series 4......................................      7.75%         (a)           142,534
      9,344  Barclays Bank PLC, Series 5......................................      8.13%         (a)           242,103
     24,506  Citigroup Capital XIII (b).......................................      7.88%       10/30/40        668,034
     10,836  Citigroup, Inc., Series J (b)....................................      7.13%         (a)           294,197
     33,033  Citigroup, Inc., Series K (b)....................................      6.88%         (a)           886,275
     20,333  Fifth Third Bancorp, Series I (b)................................      6.63%         (a)           540,045
     40,122  First Niagara Financial Group., Inc., Series B (b)...............      8.63%         (a)         1,164,742
      9,343  FNB Corp. (b)....................................................      7.25%         (a)           249,822
      2,134  HSBC Holdings PLC, Series 2......................................      8.00%         (a)            57,618
     32,362  Lloyds Banking Group PLC.........................................      7.75%       07/15/50        870,538
     43,337  PNC Financial Services Group, Inc., Series P (b).................      6.13%         (a)         1,164,032
      5,706  Royal Bank of Scotland Group PLC, Series T.......................      7.25%         (a)           144,875
     49,116  Santander Finance Preferred SAU, Series 10.......................     10.50%         (a)         1,285,857
     35,400  US Bancorp, Series F (b).........................................      6.50%         (a)         1,021,290
                                                                                                           ------------
                                                                                                              9,077,111
                                                                                                           ------------
             CAPITAL MARKETS - 9.1%
      6,475  Affiliated Managers Group, Inc...................................      6.38%       08/15/42        160,774
     24,980  Apollo Investment Corp...........................................      6.63%       10/15/42        604,266
      3,831  Ares Capital Corp................................................      5.88%       10/01/22         98,189
     10,000  BGC Partners, Inc................................................      8.13%       06/15/42        270,700
      6,508  Deutsche Bank Capital Funding Trust IX...........................      6.63%         (a)           167,191
     60,000  Goldman Sachs Group, Inc., Series K (b)..........................      6.38%         (a)         1,516,800
     29,517  Morgan Stanley (b)...............................................      6.88%         (a)           784,857
     10,661  Morgan Stanley, Series E (b).....................................      7.13%         (a)           291,045
     20,000  Morgan Stanley, Series G.........................................      6.63%         (a)           500,000
     10,905  Raymond James Financial, Inc.....................................      6.90%       03/15/42        286,474
     22,241  State Street Corp., Series D (b).................................      5.90%         (a)           577,377
                                                                                                           ------------
                                                                                                              5,257,673
                                                                                                           ------------
             DIVERSIFIED FINANCIAL SERVICES - 3.3%
     13,912  Allied Capital Corp..............................................      6.88%       04/15/47        342,931
      5,721  Countrywide Capital IV...........................................      6.75%       04/01/33        146,172
     11,045  ING Groep N.V....................................................      7.05%         (a)           284,298
     11,005  ING Groep N.V....................................................      7.20%         (a)           284,039
     20,539  KKR Financial Holdings LLC.......................................      8.38%       11/15/41        578,789
     11,260  KKR Financial Holdings LLC, Series A.............................      7.38%         (a)           285,441
                                                                                                           ------------
                                                                                                              1,921,670
                                                                                                           ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
      3,671  Verizon Communications, Inc......................................      5.90%       02/15/54         92,032
                                                                                                           ------------
             ELECTRIC UTILITIES - 1.0%
     21,941  SCE Trust III (b)................................................      5.75%         (a)           566,297
                                                                                                           ------------


                 See Notes to Financial Statements                 Page 7

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

                                                                                   STATED        STATED
  SHARES                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

             FOOD PRODUCTS - 2.3%
     49,195  CHS, Inc., Series 2 (b)..........................................      7.10%         (a)      $  1,358,766
                                                                                                           ------------
             INSURANCE - 14.8%
      6,800  Aegon N.V........................................................      7.25%         (a)           172,788
     35,102  Aegon N.V........................................................      8.00%       02/15/42      1,001,109
     34,582  American Financial Group, Inc....................................      7.00%       09/30/50        896,020
      5,637  Arch Capital Group Ltd., Series C................................      6.75%         (a)           144,814
     27,724  Aspen Insurance Holdings Ltd. (b)................................      5.95%         (a)           699,754
     47,895  Aspen Insurance Holdings Ltd. (b)................................      7.40%         (a)         1,258,680
     43,882  Aviva PLC........................................................      8.25%       12/01/41      1,219,481
     44,480  Endurance Specialty Holdings Ltd., Series A......................      7.75%         (a)         1,188,506
     26,909  Hartford Financial Services Group, Inc. (b)......................      7.88%       04/15/42        804,848
     11,000  Montpelier Re Holdings Ltd., Series A............................      8.88%         (a)           296,010
     10,819  PartnerRe Ltd., Series E.........................................      7.25%         (a)           292,221
     21,490  Reinsurance Group of America, Inc. (b)...........................      6.20%       09/15/42        582,379
                                                                                                           ------------
                                                                                                              8,556,610
                                                                                                           ------------
             MULTI-UTILITIES - 1.9%
     20,681  Dominion Resources, Inc., Series A...............................      8.38%       06/15/64        527,365
     22,760  Integrys Energy Group, Inc. (b)..................................      6.00%       08/01/73        574,690
                                                                                                           ------------
                                                                                                              1,102,055
                                                                                                           ------------
             REAL ESTATE INVESTMENT TRUSTS - 2.2%
      6,576  EPR Properties, Series F.........................................      6.63%         (a)           154,339
      4,373  Hospitality Properties Trust, Series D...........................      7.13%         (a)           112,823
     10,000  MFA Financial, Inc...............................................      8.00%       04/15/42        252,000
      5,896  National Retail Properties, Inc., Series D.......................      6.63%         (a)           147,872
      5,660  Regency Centers Corp., Series 6..................................      6.63%         (a)           142,971
     18,769  Vornado Realty L.P...............................................      7.88%       10/01/39        485,179
                                                                                                           ------------
                                                                                                              1,295,184
                                                                                                           ------------
             TOTAL $25 PAR PREFERRED SECURITIES..........................................................    29,227,398
             (Cost $29,325,139)                                                                            ------------

$100 PAR PREFERRED SECURITIES - 3.1%

             BANKS - 1.8%
     10,000  CoBank ACB, Series F (b) (c).....................................      6.25%         (a)         1,027,188
                                                                                                           ------------
             ELECTRIC UTILITIES - 0.9%
      5,000  Southern California Edison Co., Series A (d).....................      4.92%         (a)           510,062
                                                                                                           ------------
             INSURANCE - 0.4%
      2,500  Principal Financial Group, Inc., Series A (b)....................      5.56%         (a)           259,610
                                                                                                           ------------
             TOTAL $100 PAR PREFERRED SECURITIES.........................................................     1,796,860
             (Cost $1,825,800)                                                                             ------------



Page 8                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)

    PAR                                                                            STATED        STATED
  AMOUNT                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
CAPITAL PREFERRED SECURITIES - 43.7%

             BANKS - 19.2%
$   600,000  Banco Bilbao Vizcaya Argentaria S.A. (b).........................      9.00%         (a)      $    664,500
    500,000  Barclays PLC (b).................................................      8.25%         (a)           533,430
    500,000  Citigroup, Inc., Series M (b)....................................      6.30%         (a)           500,212
    500,000  Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (b) (c).......     11.00%         (a)           667,500
    715,000  Credit Agricole S.A. (b).........................................      8.38%         (a)           832,975
  1,000,000  Fuerstenberg Capital International Sarl & Cie SECS (b)...........     10.25%         (a)         1,058,150
  1,000,000  JPMorgan Chase & Co., Series S (b)...............................      6.75%         (a)         1,065,000
  1,000,000  Lloyds Bank PLC (b)..............................................     12.00%         (a)         1,425,000
  1,000,000  Natixis (b)......................................................     10.00%         (a)         1,202,500
  1,000,000  Royal Bank of Scotland Group PLC, Series U (b)...................      7.64%         (a)         1,045,000
  1,000,000  Societe Generale S.A. (b)........................................      7.88%         (a)         1,045,650
  1,000,000  Zions Bancorporation, Series J (b)...............................      7.20%         (a)         1,045,500
                                                                                                           ------------
                                                                                                             11,085,417
                                                                                                           ------------
             CAPITAL MARKETS - 1.9%
  1,000,000  Credit Suisse Group AG (b) (c)...................................      7.50%         (a)         1,087,510
                                                                                                           ------------
             DIVERSIFIED FINANCIAL SERVICES - 2.7%
    500,000  General Electric Capital Corp., Series A (b).....................      7.13%         (a)           575,905
  1,000,000  Glen Meadow Pass Through Trust (b) (c)...........................      6.51%       02/12/67      1,000,000
                                                                                                           ------------
                                                                                                              1,575,905
                                                                                                           ------------
             DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
  1,000,000  Koninklijke KPN N.V. (b) (c).....................................      7.00%       03/28/73      1,050,000
                                                                                                           ------------
             ELECTRIC UTILITIES - 2.0%
  1,000,000  Enel SpA (b) (c).................................................      8.75%       09/24/73      1,155,000
                                                                                                           ------------
             INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.9%
    500,000  AES Gener S.A. (b) (c)...........................................      8.38%       12/18/73        540,000
                                                                                                           ------------
             INSURANCE - 15.2%
    500,000  Aquarius + Investments PLC for Swiss Reinsurance Co., Ltd. (b)...      8.25%         (a)           562,350
  1,000,000  Aviva PLC........................................................      8.25%         (a)         1,126,250
    500,000  Catlin Insurance Co., Ltd. (b)...................................      7.25%         (a)           518,750
  1,500,000  Cloverie PLC for Zurich Insurance Co., Ltd. (b)..................      8.25%         (a)         1,746,750
    500,000  CNP Assurances (b)...............................................      7.50%         (a)           557,400
    600,000  Friends Life Group PLC (b).......................................      7.88%         (a)           662,250
  1,500,000  Genworth Holdings, Inc. (b)......................................      6.15%       11/15/66      1,408,125
  1,000,000  Mitsui Sumitomo Insurance Co., Ltd. (b) (c)......................      7.00%       03/15/72      1,178,750
    500,000  Prudential PLC (b)...............................................     11.75%         (a)           533,125
    500,000  XL Group PLC, Series E (b).......................................      6.50%         (a)           495,000
                                                                                                           ------------
                                                                                                              8,788,750
                                                                                                           ------------
             TOTAL CAPITAL PREFERRED SECURITIES..........................................................    25,282,582
             (Cost $24,411,252)                                                                            ------------


  PRINCIPAL                                                                      STATED         STATED
    VALUE                              DESCRIPTION                               COUPON        MATURITY        VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
CORPORATE BONDS AND NOTES - 0.9%

             BANKS - 0.9%
    500,000  Banco Internacional del Peru SAA (b) (c).........................      6.63%       03/19/29        514,375
                                                                                                           ------------
             TOTAL CORPORATE BONDS AND NOTES.............................................................       514,375
             (Cost $500,000)                                                                               ------------


                       See Notes to Financial Statements                  Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2014 (UNAUDITED)


   SHARES                                                 DESCRIPTION                                          VALUE
-----------  --------------------------------------------------------------------------------------------  ------------
CLOSED-END FUNDS - 0.5%

             CAPITAL MARKETS - 0.5%
     14,000  Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc..................................  $    318,640
                                                                                                           ------------
             TOTAL CLOSED-END FUNDS......................................................................       318,640
             (Cost $306,316)                                                                               ------------

             TOTAL INVESTMENTS - 99.1%...................................................................    57,375,698
             (Cost $56,605,958) (e)

             NET OTHER ASSETS AND LIABILITIES - 0.9%.....................................................       538,455
                                                                                                           ------------
             NET ASSETS - 100.0%.........................................................................  $ 57,914,153
                                                                                                           ============

(a)   Perpetual maturity.

(b) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2014. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(c) This security, sold within the terms of a private placement memorandum, is exempt from regiupon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2014, securities noted as such amounted to $8,220,323 or 14.19% of net assets.

(d) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2014.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,330,186 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $560,446.

-------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                              4/30/2014        PRICES           INPUTS           INPUTS
---------------------------------------------------    -------------   -------------   --------------   --------------
$20 Par Preferred Securities*......................    $     235,843   $     235,843   $           --   $           --
$25 Par Preferred Securities*......................       29,227,398      29,227,398               --               --
$100 Par Preferred Securities*.....................        1,796,860              --        1,796,860               --
Capital Preferred Securities*......................       25,282,582              --       25,282,582               --
Corporate Bonds and Notes*.........................          514,375              --          514,375               --
Closed-End Funds...................................          318,640         318,640               --               --
                                                       -------------   -------------   --------------   --------------
Total Investments..................................    $  57,375,698   $  29,781,881   $   27,593,817   $           --
                                                       =============   =============   ==============   ==============


* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of April 30, 2014, the Fund transferred $25 par preferred securities valued at $173,803 from Level 2 to Level 1 of the fair value hierarchy as a result of being priced on the primary exchange.


Page 10                       See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2014 (UNAUDITED)

ASSETS:
Investments, at value..................................................    $      57,375,698
Cash...................................................................            1,382,038
Receivables:
   Investment securities sold..........................................              992,547
   Interest............................................................              483,621
   Dividends...........................................................               71,425
                                                                           -----------------
   Total Assets........................................................           60,305,329
                                                                           -----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................            2,350,733
   Investment advisory fees............................................               40,443
                                                                           -----------------
     Total Liabilities.................................................            2,391,176
                                                                           -----------------
NET ASSETS.............................................................    $      57,914,153
                                                                           =================
NET ASSETS CONSIST OF:
Paid-in capital........................................................    $      63,366,208
Par value..............................................................               30,550
Accumulated net investment income (loss)...............................              132,498
Accumulated net realized gain (loss) on investments....................           (6,384,843)
Net unrealized appreciation (depreciation) on investments..............              769,740
                                                                           -----------------
NET ASSETS.............................................................    $      57,914,153
                                                                           =================
NET ASSET VALUE, per share.............................................    $           18.96
                                                                           =================
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share).......................            3,055,000
                                                                           =================
Investments, at cost...................................................    $      56,605,958
                                                                           =================


                       See Notes to Financial Statements               Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2014 (UNAUDITED)

INVESTMENT INCOME:
Dividends..............................................................    $       1,257,256
Interest...............................................................              607,315
Foreign tax withholding................................................                  (70)
                                                                           -----------------
    Total investment income............................................            1,864,501
                                                                           -----------------
EXPENSES:
Investment advisory fees...............................................              245,665
                                                                           -----------------
   Total expenses......................................................              245,665
                                                                           -----------------
NET INVESTMENT INCOME (LOSS)...........................................            1,618,836
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:......................................
     Investments.......................................................           (2,228,847)
     In-kind redemptions...............................................             (451,225)
                                                                           -----------------
Net realized gain (loss)...............................................           (2,680,072)
                                                                           -----------------
Net change in unrealized appreciation (depreciation) on investments....            4,864,832
                                                                           -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            2,184,760
                                                                           -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS....................................................    $       3,803,596
                                                                           =================


Page 12                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENTS OF CHANGES IN NET ASSETS


                                                                            FOR THE SIX
                                                                            MONTHS ENDED             FOR THE
                                                                             4/30/2014             PERIOD ENDED
                                                                            (UNAUDITED)           10/31/2013 (a)
                                                                        --------------------   --------------------
OPERATIONS:
Net investment income (loss).........................................   $          1,618,836   $          2,225,791
Net realized gain (loss).............................................             (2,680,072)            (4,336,151)
Net change in unrealized appreciation (depreciation).................              4,864,832             (4,095,092)
                                                                        --------------------   --------------------
Net increase (decrease) in net assets resulting from operations......              3,803,596             (6,205,452)
                                                                        --------------------   --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................             (1,577,197)            (2,136,590)
Return of capital....................................................                     --                (94,493)
                                                                        --------------------   --------------------
Total distributions to shareholders..................................             (1,577,197)            (2,231,083)
                                                                        --------------------   --------------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................              2,765,084             86,035,226
Cost of shares redeemed..............................................            (11,799,802)           (12,876,219)
                                                                        --------------------   --------------------
Net increase (decrease) in net assets resulting from
shareholder transactions.............................................             (9,034,718)            73,159,007
                                                                        --------------------   --------------------
Total increase (decrease) in net assets..............................             (6,808,319)            64,722,472

NET ASSETS:
Beginning of period..................................................             64,722,472                     --
                                                                        --------------------   --------------------
End of period........................................................   $         57,914,153   $         64,722,472
                                                                        ====================   ====================
Accumulated net investment income (loss) at end of period............   $            132,498   $             90,859
                                                                        ====================   ====================
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................              3,555,000                     --
Shares sold..........................................................                150,000              4,255,000
Shares redeemed......................................................               (650,000)              (700,000)
                                                                        --------------------   --------------------
Shares outstanding, end of period....................................              3,055,000              3,555,000
                                                                        ====================   ====================


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust Preferred Securities and Income ETF on January 29, 2013 in order to provide initial capital required by SEC rules.


                       See Notes to Financial Statements                Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  SIX MONTHS       FOR THE PERIOD
                                                                    ENDED           2/11/2013 (a)
                                                                  4/30/2014            THROUGH
                                                                 (UNAUDITED)         10/31/2013
                                                                --------------     ---------------
Net asset value, beginning of period.........................   $        18.21     $         19.99
                                                                --------------     ---------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).................................             0.52                0.65
Net realized and unrealized gain (loss)......................             0.73               (1.78)
                                                                --------------     ---------------
Total from investment operations.............................             1.25               (1.13)
                                                                --------------     ---------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income........................................            (0.50)              (0.62)
Return of capital............................................               --               (0.03)
                                                                --------------     ---------------
Total distributions..........................................            (0.50)              (0.65)
                                                                --------------     ---------------
Net asset value, end of period...............................   $        18.96     $         18.21
                                                                ==============     ===============
TOTAL RETURN (b).............................................             6.98%              (5.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........................   $       57,914     $        64,722
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets................             0.85% (c)           0.85% (c)
Ratio of net investment income (loss) to average net
   assets....................................................             5.60% (c)           5.44% (c)
Portfolio turnover rate (d)..................................               62%                 45%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust Preferred Securities and Income ETF on January 29, 2013 in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 14                See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust offered shares of one fund during the period covered by this report, the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities and income-producing debt securities including corporate bonds, high-yield securities and convertible securities. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally

4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

     Preferred stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on one or more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

     Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

     1)    benchmark yields;

     2)    reported trades;

     3)    broker/dealer quotes;

     4)    issuer spreads;

     5)    benchmark securities;

     6)    bids and offers; and

     7)    reference data including market research publications.

     Securities traded in an over-the-counter market are valued at the mean of their most recent bid and the asked price, if available, and otherwise at their closing bid price.

     Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2014 (UNAUDITED)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

     1)    the type of security;

     2)    the size of the holding;

     3)    the initial cost of the security;

     4)    transactions in comparable securities;

     5)    price quotes from dealers and/or pricing services;

     6)    relationships among various securities;

     7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

     8)    an analysis of the issuer's financial statements; and

     9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

     1) the value of similar foreign securities traded on other foreign markets;

     2)    ADR trading of similar securities;

     3)    closed-end fund trading of similar securities;

     4)    foreign currency exchange activity;

     5) the trading prices of financial products that are tied to baskets of foreign securities;

     6)    factors relating to the event that precipitated the pricing problem;

     7)    whether the event is likely to recur; and

     8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2014 (UNAUDITED)

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended October 31, 2013 was as follows:

Distributions paid from:
Ordinary income....................................         $   2,136,590
Capital gain.......................................                    --
Return of capital..................................                94,493

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income......................         $          --
Accumulated capital and other losses...............            (3,701,138)
Net unrealized appreciation (depreciation).........            (4,007,866)

D. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2013 remains open to federal and state audit. As of April 30, 2014, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2013, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $3,701,138.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2013, the Fund had no net ordinary losses.

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor") (See Note
3).

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2014 (UNAUDITED)


 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Fund and First Trust have retained Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor"), a majority-owned affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Stonebridge is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio. Pursuant to the Investment Management Agreement, First Trust will supervise Stonebridge and its management of the investment of the Fund's assets and will pay Stonebridge for its services as the Fund's sub-advisor. First Trust and Stonebridge are equally responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. Stonebridge receives a sub-advisory fee equal to 0.425% of the average daily net assets of the Fund less Stonebridge's share of the Fund's expenses. The Sub-Advisor's fee is paid by the Advisor out of the Advisor's management fee. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Fund has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the servicing agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund 's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund 's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2014, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, for the Fund were $35,868,418 and $37,256,431, respectively.

For the period ended April 30, 2014, the cost of in-kind purchases and proceeds from in-kind sales for the Fund was $1,535,388 and $6,514,722, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of the Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2014 (UNAUDITED)

substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                                 6. BORROWINGS

Effective March 28, 2013, the First Trust Series Fund and the First Trust Variable Insurance Trust entered into a $20 million Committed Line of Credit ("Line of Credit") with the Bank of Nova Scotia ("Scotia") to be a liquidity backstop during periods of high redemption volume. On July 30, 2013, the Line of Credit was increased to $50 million and the Trust and First Trust Exchange-Traded Fund IV were added to the Credit Agreement. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans was charged by Scotia, which First Trust allocated amongst the funds that had access to the Line of Credit. To the extent that the Fund accessed the credit line, there would also be an interest fee charged.

The Line of Credit terminated on April 25, 2014. Effective April 25, 2014, the Trust, First Trust Series Fund and First Trust Exchange-Traded Fund IV entered into an $80 million Credit Agreement with Scotia as administrative agent for a group of lenders. A commitment fee of 0.125% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans will be charged by Scotia, which First Trust will allocate amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse FTP, the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2016.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there were the following subsequent events:

On May 20, 2014, the Fund declared a dividend of $0.0726 per share to Common Shareholders of record on May 23, 2014, payable May 30, 2014.

On June 23, 2014, the Fund declared a dividend of $0.124 per share to Common Shareholders of record on June 26, 2014, payable June 30, 2014.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may under certain circumstances effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONCENTRATION RISK. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the Fund invests in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying securities in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the securities into depositary receipts and vice versa. Such restrictions may cause the securities of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANY RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

HIGH YIELD SECURITIES RISK. High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2014 (UNAUDITED)

INCOME RISK. If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

INTEREST RATE RISK. If interest rates rise, the prices of the fixed-rate instruments held by the Fund may fall.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the sub-advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund may invest in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

PREFERRED SECURITIES RISK. Preferred Securities combine some of the characteristics of both common stocks and bonds. Preferred Securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred Securities are also subject to credit risk, interest rate risk and income risk.

REIT RISK. Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

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



FIRST TRUST


First Trust Exchange-Traded Fund III

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors, LLC
187 Danbury Road
Wilton, CT 06897

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or
this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Exchange-Traded Fund III
                 ---------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2014
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 20, 2014
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 20, 2014
     -------------------

* Print the name and title of each signing officer under his or her signature.

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